Advances from FHLB Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from the FHLB outstanding repayable during the year 2013		$ 4,000
Advances from the FHLB outstanding repayable during the year 2014	432,015	270,000
Total contractual outstanding	432,015	274,000
Deferred prepayment penalty	(1,187)	(2,770)
Fair value adjustment	185	412
Balance as of December 31,	$ 431,013	$ 271,642
2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Range of Contractual Interest Rate (Minimum)	0.20%	0.80%
Range of Contractual Interest Rate (Maximum)	3.77%	3.77%
2013 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Range of Contractual Interest Rates		3.85%